Related party transactions	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Related party transactions	Related party transactions
The remuneration of directors and other key management personnel of the Company for employment services rendered are as follows (in thousands $):

	For the years ended
	Dec. 31, 2024	Dec. 31, 2023

Fixed salaries and benefits	4,385	4,655
Variable incentive-based compensation	9,249	6,139
Share-based compensation	9,915	9,915
	23,549	20,709
The DSU plan for independent directors of the Company vests annually over a three-year period and may only be settled in cash upon retirement. DSUs issued in lieu of directors' fees and dividends vest immediately. There were 10,991 DSUs issued during the year (December 31, 2023 - 15,782).